DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Schedule of derivatives instruments

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Notional value	Fair Value	Notional value	Fair Value
Futures contracts
Purchase commitments:	232,864,244	(450,905)	211,703,083	313,498
- Interbank market	150,634,305	17,542	178,029,255	133,681
- Foreign currency	54,344,313	(471,042)	22,985,640	140,203
- Other	27,885,626	2,595	10,688,188	39,614
Sale commitments:	165,612,193	523,762	161,641,895	(174,595)
- Interbank market (1)	111,724,128	(21,535)	95,605,090	(107,908)
- Foreign currency (2)	30,741,161	530,151	48,246,297	(29,358)
- Other	23,146,904	15,146	17,790,508	(37,329)

Option contracts
Purchase commitments:	783,864,910	1,828,145	685,622,189	1,178,745
- Interbank market	718,584,779	106,261	528,190,365	504,563
- Foreign currency	9,616,237	1,121,228	3,949,723	113,072
- Other	55,663,894	600,656	153,482,101	561,110
Sale commitments:	790,685,040	(2,645,067)	672,980,325	(1,656,652)
- Interbank market	721,019,609	(113,341)	513,818,125	(440,226)
- Foreign currency	15,908,308	(947,331)	6,870,683	(400,855)
- Other	53,757,123	(1,584,395)	152,291,517	(815,571)

Forward contracts
Purchase commitments:	76,859,205	(200,542)	64,273,935	2,528,685
- Foreign currency	64,714,131	(1,459,502)	62,442,929	2,569,853
- Other	12,145,074	1,258,960	1,831,006	(41,168)
Sale commitments:	53,889,171	456,033	47,310,325	(1,117,059)
- Foreign currency (2)	45,530,533	520,221	46,463,548	(1,522,017)
- Other	8,358,638	(64,188)	846,777	404,958

Swap contracts
Assets (long position):	928,071,044	9,550,875	1,080,360,424	13,634,425
- Interbank market	75,975,089	4,695,032	57,567,711	4,561,085
- Fixed rate	315,081,578	454,827	692,873,598	379,570
- Foreign currency	521,032,423	2,485,099	319,020,245	7,472,073
- IGPM (General Index of market pricing)	31,221	29,994	41,362	41,865
- Other	15,950,733	1,885,923	10,857,508	1,179,832

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Notional value	Fair Value	Notional value	Fair Value
Liabilities (short position):	873,497,122	(6,480,535)	934,060,342	(10,973,770)
- Interbank market	32,343,513	(1,378,695)	246,185,275	(2,408,270)
- Fixed rate	470,848,308	(725,508)	477,454,859	(314,670)
- Foreign currency	355,159,513	(2,649,262)	202,546,445	(7,527,737)
- IGPM (General Index of market pricing)	103,000	(116,300)	103,000	(158,893)
- Other	15,042,788	(1,610,770)	7,770,763	(564,200)
Total	3,905,342,929	2,581,766	3,857,952,518	3,733,277

Derivatives include operations maturing in D+1 (day after reporting date).

(1)	Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$100,113,669 thousand (R$59,956,404 thousand on December 31, 2024); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$6,034,612 thousand (R$24,468,458 thousand on December 31, 2024); and

(2)	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$10,625,523 thousand (R$42,019,674 thousand on December 31, 2024).

Schedule of credit default swap

	R$ thousands
	On December 31, 2025 (1)	On December 31, 2024
Risk received in credit swaps - Notional	1,840,305	1,954,290
- Debt securities issued by companies	1,195,369	783,357
- Brazilian government bonds	644,936	714,560
- Foreign government bonds	-	456,373
Risk transferred in credit swaps - Notional	(137,560)	(1,120,806)
- Companies bonds	(137,560)	(154,807)
- Brazilian government bonds	-	(705,922)
- Foreign government bonds	-	(260,077)
(1)	The adjustment to the fair value of credit swaps for risk received is R$(233,593) thousand and for risk transferred R$(54,998) thousand.

Schedule of cash flow hedge

Strategy	R$ thousands
	Object	Instrument
	Hedge object (carrying amount)	Hedge instrument (nominal value)	Fair value adjustment in shareholder's equity * (effective portion)	Fair value adjustments in shareholders' equity (net of tax effects)
On December 31, 2025
Asset
Interest receipts from investments in securities	11,034,575	10,625,523	(39,611)	(21,786)
Liabilities
Funding Hedge - interest payments	102,370,447	100,113,669	(238,820)	(131,650)

On December 31, 2024
Asset
Interest receipts from investments in securities	24,913,057	24,468,458	(147,831)	(81,307)
Liabilities
Funding Hedge - interest payments	61,308,525	59,956,404	258,194	142,045
*	Gross tax effects.

Schedule of fair value hedge

Strategy	R$ thousands
	Instrument		Object
	Hedge instrument (fair value)	Fair value adjustment	Hedge object (carrying amount)	Fair value adjustment in statement of income * (effective portion)	Fair value adjustments in statement of income (net of tax effects)
Asset
Financial bill hedge	79,938	(1,405)	79,857	1,489	819
Total on December 31, 2025	79,938	(1,405)	79,857	1,489	819
*	Gross tax effects.

Schedule of hedge of investments abroad

Strategy	R$ thousands
	Object	Instrument
	Hedge object (carrying amount)	Hedge instrument (nominal value)	Fair value adjustments in shareholders' equity * (effective portion)	Fair value adjustments in shareholders' equity (net of tax effects)
Asset
Currency exchange rate hedge for investment abroad	5,177,416	5,876,575	(1,207,436)	(633,209)
Total on December 31, 2025	5,177,416	5,876,575	(1,207,436)	(633,209)
Currency exchange rate hedge for investment abroad	5,166,624	5,603,750	(1,536,225)	(805,635)
Total on December 31, 2024	5,166,624	5,603,750	(1,536,225)	(805,635)
*	Gross tax effects.

Schedule of financial assets and liabilities subject to net settlement

	R$ thousands
	On December 31, 2025			On December 31, 2024
	Gross amount	Related amount offset in the consolidated statements	Net amount	Gross amount	Related amount offset in the consolidated statements	Net amount
Financial assets
Interbank investments	218,329,819	-	218,329,819	178,260,906	-	178,260,906
Derivative financial instruments	20,850,095	-	20,850,095	19,834,985	-	19,834,985

Financial liabilities
Securities sold under agreements to repurchase	160,636,183	-	160,636,183	165,916,852	-	165,916,852
Derivative financial instruments	18,268,330	-	18,268,330	16,240,611	-	16,240,611